Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous Noncurrent Liabilities [Abstract]
Employee Long-Term Incentives	$ 33	$ 103
Pension and Other Post-Employment Benefit Plan (Note 29)	91	73
Onerous Contract Provisions	39	46
Other	18	19
Other Liabilities	$ 181	$ 241